Other Receivables (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Other Receivables
Deposits (Note)	$ 6,434,449	$ 4,734,991
Cash advanced to staff	684,106	104,310
VAT receivable	8,395,774	4,934,645
Interest receivable	450,376
Others	516,327	219,941
Total	$ 16,481,032	$ 9,993,887